Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is March 27, 2019

The Real Estate Securities Portfolio (the “Portfolio”): The introductory paragraph to the Portfolio’s Bar Chart and Performance Information on page 46 of the Prospectus is revised and restated as follows:

Performance. The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each calendar year since the Portfolio’s inception on May 21, 2009 through December 31, 2017. Because the Portfolio was redeemed in full on June 30, 2013 and was reactivated on September 12, 2013, the performance information shown in the bar chart for 2013 reflects the combination of cumulative returns for each period when the Strategic Shares had operations. The performance table also shows the average annual total returns for the one- year, five-year and since inception (May 21, 2009) periods ended December 31, 2017 and reflects returns for the periods when the Strategic Shares had operations. Accordingly, the Portfolio’s performance in the bar chart and table may not be comparable to the performance of other mutual funds. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

The Real Estate Securities Portfolio (the “Portfolio”) (From the Supplement dated March 11, 2019): Effective March 10, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since March 10, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The last paragraph on page 41 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 42 is eliminated in its entirety.

The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is March 27, 2019

The Real Estate Securities Portfolio (the “Portfolio”): The introductory paragraph to the Portfolio’s Bar Chart and Performance Information on page 46 of the Prospectus is revised and restated as follows:

Performance. The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each calendar year since the Portfolio’s inception on May 21, 2009 through December 31, 2017. Because the Portfolio was redeemed in full on June 30, 2013 and was reactivated on September 12, 2013, the performance information shown in the bar chart for 2013 reflects the combination of cumulative returns for each period when the Strategic Shares had operations. The performance table also shows the average annual total returns for the one- year, five-year and since inception (May 21, 2009) periods ended December 31, 2017 and reflects returns for the periods when the Strategic Shares had operations. Accordingly, the Portfolio’s performance in the bar chart and table may not be comparable to the performance of other mutual funds. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

The Real Estate Securities Portfolio (the “Portfolio”) (From the Supplement dated March 11, 2019): Effective March 10, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since March 10, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The last paragraph on page 41 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 42 is eliminated in its entirety.